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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

        ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-21655

                          A T Funds Investment Trust
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

                              Alexander L. Popof
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648

                    Date of fiscal year end: March 31, 2007

            Date of reporting period: July 1, 2006 - June 30, 2007

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A T FUNDS INVESTMENT TRUST PROXY VOTING FROM JULY 1, 2006 THROUGH JUNE 30, 2007

                                                                                 Whether the     How the       Vote Cast For/
                                  Meeting                               Proposed  Fund Cast     Fund Cast         Against
Security            Ticker CUSIP   Date*      Proposal Description*        by     Its Vote      Its Vote         Management
--------            ------ ----- --------- ---------------------------- -------- ----------- ---------------- ----------------

Tetragon Credit      N/A    N/A   2/9/2007 Conversion of Tetragon        Issuer      Yes         Against          Against
  Income Fund, L.P.                        Credit Income Fund, L.P.
                                           into a publicly traded stock
                                           on Euronext Stock
                                           Exchange, Amsterdam

Marathon             N/A    N/A  5/18/2007 Creation of a publicly        Issuer      Yes         Against          Against
  Structured                               traded REIT.
  Finance LP

Pursuit Capital      N/A    N/A  6/27/2007 Substantive changes to the    Issuer      Yes     For all changes   For all except
  Management                               Pursuit Capital                                    except against   against clause
  Fund I, LP.                              Management Fund I, L.P.                           clause affecting    affecting
                                           offering documents.                               liquidity of the liquidity of the
                                                                                                  fund.            fund.

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* Proposals presented in the form of consents to changes to offering documents.
  Consents were not tied to actual shareholder meeting dates. The dates provided represent the dates by which consent documents were to be returned to each security issuer.

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T Funds Investment Trust


By:   /s/ Mark G. Torline
      ----------------------------------------
      Mark G. Torline, Chief Executive Officer

Date: 8/31/07